Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,596,879.13

Principal:
Principal Collections	$16,378,284.98
Prepayments in Full	$8,440,280.79
Liquidation Proceeds	$388,209.19
Recoveries	$20,340.62
Sub Total	$25,227,115.58
Collections	$26,823,994.71

Purchase Amounts:
Purchase Amounts Related to Principal	$599,393.80
Purchase Amounts Related to Interest	$3,115.61
Sub Total	$602,509.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,426,504.12

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$27,426,504.12
Servicing Fee	$395,787.85	$395,787.85	$0.00	$0.00	$27,030,716.27
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,030,716.27
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$27,030,716.27
Interest - Class A-3 Notes	$110,874.12	$110,874.12	$0.00	$0.00	$26,919,842.15
Interest - Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$26,665,936.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,665,936.15
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$26,579,554.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,579,554.98
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$26,516,745.23
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,516,745.23
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$26,436,022.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,436,022.23
Regular Principal Payment	$23,118,616.93	$23,118,616.93	$0.00	$0.00	$3,317,405.30
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,317,405.30
Residuel Released to Depositor	$0.00	$3,317,405.30	$0.00	$0.00	$0.00
Total		$27,426,504.12

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$23,118,616.93
Total					$23,118,616.93
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,118,616.93	$48.84	$110,874.12	$0.23	$23,229,491.05	$49.07
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$23,118,616.93	$16.66	$594,694.04	$0.43	$23,713,310.97	$17.09

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$135,764,234.30	0.2867855	$112,645,617.37	0.2379502
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$423,834,234.30	0.3054067	$400,715,617.37	0.2887479

Pool Information
Weighted Average APR	4.136%	4.149%
Weighted Average Remaining Term	33.65	32.96
Number of Receivables Outstanding	36,606	35,446
Pool Balance	$474,945,414.32	$448,897,960.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$423,834,234.30	$400,715,617.37
Pool Factor	0.3087413	0.2918090

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$48,182,343.51
Targeted Overcollateralization Amount	$48,182,343.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,182,343.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	29

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		95	$241,284.68
(Recoveries)		137	$20,340.62
Net Losses for Current Collection Period			$220,944.06
Cumulative Net Losses Last Collection Period			$9,916,343.44
Cumulative Net Losses for all Collection Periods			$10,137,287.50

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.56%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.55%	771	$11,441,470.93
61-90 Days Delinquent	0.30%	81	$1,334,594.47
91-120 Days Delinquent	0.10%	25	$447,896.07
Over 120 Days Delinquent	0.26%	81	$1,176,934.67
Total Delinquent Receivables	3.21%	958	$14,400,896.14

Repossession Inventory:
Repossessed in the Current Collection Period		28	$492,215.25
Total Repossessed Inventory		38	$686,350.24

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7952%
Preceding Collection Period			0.5624%
Current Collection Period			0.5740%
Three Month Average			0.6439%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4689%
Preceding Collection Period			0.4835%
Current Collection Period			0.5276%
Three Month Average			0.4933%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer